Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund
Praxis Core Stock Fund
Investment Objectives
The Core Stock Fund seeks capital appreciation. To a lesser extent, it seeks current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis Core Stock Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis Core Stock Fund	Class A	Class I
Management fees	0.74%	0.74%
Distribution and Service (12b-1) fees	0.25%	none
Other Expenses	0.75%	0.20%
Total Annual Fund Operating Expenses	1.74%	0.94%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Praxis Core Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	693	1,044	1,419	2,469
Class I	96	300	520	1,155

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.43 percent of the average value of its portfolio.

Principal investment strategies
The Fund invests primarily in undervalued equity securities of large capitalization companies (those companies whose total market value is more than
$10 billion at the time of purchase) which provide products and services that are consistent with the Praxis stewardship investing core values. The Fund may invest a significant portion of its assets in the financial services sector. The
Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. See
"Investment Objectives, Principal Investment Strategies, and Related Risks". The
Fund's Sub-Adviser conducts extensive research to identify well-managed companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical, routinely visiting managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. Over the years, the Sub-Adviser has developed a list of characteristics that it believes help companies to expand earnings over the long term and manage risk. While few companies possess all of these characteristics at any given time, the Sub-Adviser searches for companies that demonstrate a majority or an appropriate mix of these characteristics:

 First Class Management

  · Proven track record

  · Significant personal ownership in business

  · Intelligent allocation of capital

  · Smart application of technology to improve business and lower costs

Strong Financial Condition and Satisfactory Profitability

  · Strong balance sheet

  · Low cost structure/low debt

  · High after-tax returns on capital

  · High quality of earnings

Strong Competitive Position

  · Non-obsolescent products/services

  · Dominant or growing market share

  · Participation in a growing market

  · Global presence and brand names

Utilizing these criteria, the Sub-Adviser selects securities of durable, well-managed businesses that can be purchased at value prices and held for the long term. The Sub-Adviser considers selling a security if the issuing company no longer exhibits the characteristics that (i) foster sustainable long-term expansion of earnings; (ii) manage risk; and (iii) enhance the potential for superior long-term returns.

Stewardship Investing
The Fund analyzes the performance of potential investments not only for financial strengths and outlook, but also for their ability to reflect certain core social values including:

  · Respecting the dignity and value of all people

  · Building a world at peace and free from violence

  · Demonstrating a concern for justice in a global society

  · Exhibiting responsible management practices

  · Supporting and involving communities

  · Practicing environmental stewardship

Principal investment risks
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
Because the Fund may invest a significant portion of its assets in the financial services sector, the Fund is subject to financial services risk, which means the
Fund's value will react to events affecting that sector and the Fund's returns may be more volatile than other funds.

Who may want to invest? Consider investing in the Fund if you are:

  · Investing for a long-term goal such as retirement (five-year or more investment horizon)

  · Willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns

This Fund will not be appropriate for anyone:

  · Seeking monthly income

  · Pursuing a short-term goal or investing emergency reserves

  · Seeking safety of principal

FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different calendar periods over the last 10 calendar years, both before and after taxes, compared to those of a broad-based securities market index and an additional index, the FTSE KLD 400 Social Index, which is a float-adjusted market capitalization-weighted, common stock index of U.S.
equities. It is a widely recognized benchmark for measuring the impact of social and environmental screening on portfolios. Returns shown assume reinvestment of dividends and distributions. Unlike the returns in the bar chart, the returns in the table assume the maximum applicable sales charge.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

The bar chart shows the Fund's performance for each
calendar year for the last 10 years.

Class A - Annual Total Return Chart For the Periods Ended Dec. 31, 2010

Best Quarter  Quarter Ended June 30, 2009      18.90%
Worst Quarter Quarter Ended Dec. 31, 2008     (25.13)%

Average Annual Total Returns For the Periods Ended Dec. 31, 2010
Average Annual Total Returns Praxis Core Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	5.62%	(2.07%)	(1.06%)
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	5.62%	(2.32%)	(1.21%)
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of	3.65%	(1.73%)	(0.90%)
Class I	Class I Return Before Taxes	12.38%			4.98%	May 01, 2006
S&P 500 index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	1.26%	May 01, 2006
The FTSE - MSCI KLD 400 Social Index	The FTSE - MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)	11.89%	2.41%	1.45%	1.86%	May 01, 2006